Other prepaid expenses and current assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advances to suppliers	$ 1,885,213	$ 2,814,648
Value-added tax recoverable	1,231,788	1,580,141
Prepaid income tax	78,185	28,394
Interest receivable	0	656,785
Other prepaid expenses	1,818,459	4,245,432
Prepaid Expense and Other Assets, Current	6,314,872	9,325,400
Receivable from sales of property [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid Expense and Other Assets, Current	$ 1,301,227	$ 0